Mining Interest, Plant & Equipment - Schedule of Mining Interest, Plant & Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,627,810	$ 943,453
Capitalized interest and accretion		38,707	22,577
Ending balance		1,938,627	1,627,810
McFarlane Lake Mining
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 23,900
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,094,882	1,418,966
Additions		244,749	195,431
Acquisition of the Soto Norte Project			582,900
Disposals		(27,609)	(4,307)
Transfers		0	0
Change in decommissioning		(6,516)	246
Capitalized interest and accretion		38,707	22,577
Exchange difference		165,644	(120,931)
Ending balance		2,509,857	2,094,882
Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(467,072)	(475,513)
Depreciation and depletion		(54,084)	(34,804)
Disposals		2,845	1,684
Exchange difference		(52,919)	41,561
Ending balance		(571,230)	(467,072)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		93,682	93,222
Ending balance		125,820	93,682
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		177,194	176,153
Additions		9,487	8,753
Acquisition of the Soto Norte Project			4,790
Disposals		(1,938)	(1,652)
Transfers		30,603	8,780
Change in decommissioning		0	0
Capitalized interest and accretion		0	0
Exchange difference		25,867	(19,630)
Ending balance		241,213	177,194
Plant and equipment | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(83,512)	(82,931)
Depreciation and depletion		(16,702)	(13,752)
Disposals		1,065	590
Exchange difference		(16,244)	12,581
Ending balance		(115,393)	(83,512)
Right of Use assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,103	4,338
Ending balance		6,128	5,103
Right of Use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14,557	13,261
Additions		3,281	4,781
Acquisition of the Soto Norte Project			0
Disposals		(1,784)	(2,321)
Transfers		0	362
Change in decommissioning		0	0
Capitalized interest and accretion		0	0
Exchange difference		1,936	(1,526)
Ending balance		17,990	14,557
Right of Use assets | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,454)	(8,923)
Depreciation and depletion		(2,721)	(2,761)
Disposals		1,780	1,094
Exchange difference		(1,467)	1,136
Ending balance		(11,862)	(9,454)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		67,294	64,342
Ending balance		82,513	67,294
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		67,294	64,342
Additions		32,296	40,087
Acquisition of the Soto Norte Project			0
Disposals		0	(334)
Transfers		(28,223)	(26,577)
Change in decommissioning		0	0
Capitalized interest and accretion		0	0
Exchange difference		11,146	(10,224)
Ending balance		82,513	67,294
Construction in progress | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and depletion		0	0
Disposals		0	0
Exchange difference			0
Ending balance		0	0
Depletable mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		231,266	223,104
Ending balance		326,870	231,266
Depletable mineral properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		425,896	427,287
Additions		63,138	49,434
Acquisition of the Soto Norte Project			0
Disposals		0	0
Transfers		19,941	17,435
Change in decommissioning		(6,681)	763
Capitalized interest and accretion		0	0
Exchange difference		89,075	(69,023)
Ending balance		591,369	425,896
Depletable mineral properties | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(194,630)	(204,183)
Depreciation and depletion		(34,661)	(18,291)
Disposals		0	0
Exchange difference		(35,208)	27,844
Ending balance		(264,499)	(194,630)
Non-depletable development projects
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		287,446	216,723
Ending balance		459,306	287,446
Non-depletable development projects | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		287,446	216,723
Additions		111,800	66,696
Acquisition of the Soto Norte Project			0
Disposals		0	0
Transfers		(13,312)	0
Change in decommissioning		0	0
Capitalized interest and accretion		38,707	22,577
Exchange difference		34,665	(18,550)
Ending balance		459,306	287,446
Non-depletable development projects | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0	0
Depreciation and depletion		0	0
Disposals		0	0
Exchange difference		0	0
Ending balance		0	0
Exploration projects
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		943,019	341,724
Ending balance		937,990	943,019
Exploration projects | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,122,495	521,200
Additions		24,747	25,680
Acquisition of the Soto Norte Project			578,110
Disposals		(23,887)	0
Transfers		(9,009)	0
Change in decommissioning		165	(517)
Capitalized interest and accretion		0	0
Exchange difference		2,955	(1,978)
Ending balance		1,117,466	1,122,495
Exploration projects | Accumulated Depreciation and Impairment Charges
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(179,476)	(179,476)
Depreciation and depletion		0	0
Disposals		0	0
Exchange difference		0	0
Ending balance		$ (179,476)	$ (179,476)